INCOME TAXES - Summary of Deferred Income Taxes Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Total assets	$ 2,031	$ 2,207
Total liabilities	(831)	(1,021)
Net deferred income tax asset (liability)	$ 1,200	$ 1,186